SCHEDULE OF DUE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Due from related parties (short term)	$ 388,129	$ 5,714,741
Total due from related parties (short term)	6,404,961	5,714,741
Less: Impairment	(6,016,832)
Entrepreneur Resorts Limited [member]
IfrsStatementLineItems [Line Items]
Due from related parties (short term)	266,408	32,782
BMV Finance [member]
IfrsStatementLineItems [Line Items]
Due from related parties (short term)	2,194,646	2,042,586
Simon Zutshi [member]
IfrsStatementLineItems [Line Items]
Due from related parties (short term)	1,543,956	1,391,747
BG3 Ltd [member]
IfrsStatementLineItems [Line Items]
Due from related parties (short term)	782,251	728,052
Zutshi LPP [member]
IfrsStatementLineItems [Line Items]
Due from related parties (short term)	422,527	393,252
Vision 1 Investments [member]
IfrsStatementLineItems [Line Items]
Due from related parties (short term)	311,064	289,511
Crowd Property [member]
IfrsStatementLineItems [Line Items]
Due from related parties (short term)	289,144	269,110
Throckley [member]
IfrsStatementLineItems [Line Items]
Due from related parties (short term)	232,313	216,217
Property Mastermind International [member]
IfrsStatementLineItems [Line Items]
Due from related parties (short term)	131,259	122,165
Other related parties [member]
IfrsStatementLineItems [Line Items]
Due from related parties (short term)	$ 231,393	$ 229,319